Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Financial Designation	[1]					Predecessor
Balance at Dec. 31, 2018	[1]					$ 685,110
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income					$ 69,923	69,923	[1]
Balance at Nov. 14, 2019		$ 467,235			(12,259)	$ 454,976
Balance, Shares at Nov. 14, 2019		4,655,758
Financial Designation						Predecessor
Balance at Dec. 31, 2018	[1]					$ 685,110
Balance at Dec. 31, 2019			$ 132	$ 1,209,120	(24,780)	$ 1,184,472
Balance, Shares at Dec. 31, 2019			132,015,635
Financial Designation						Successor
Balance at Nov. 14, 2019		$ 467,235			(12,259)	$ 454,976
Balance, Shares at Nov. 14, 2019		4,655,758
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recapitalization of BRELF II, LLC and Broadmark		$ (467,235)	$ 86	794,798	(1,992)	325,657
Recapitalization of BRELF II, LLC and Broadmark (in shares)		(4,655,758)	86,118,101
Consent fee paid to warrant holders				(66,679)		(66,679)
Issuance of shares in connection with Business Combination			$ 46	479,573		479,619
Issuance of shares in connection with Business Combination (in shares)			45,896,534
Issuance of shares from the exercise of warrants (shares)			1,000
Issuance of shares from the exercise of warrants (in shares)				11		11
Net Income					5,313	5,313
Dividends					(15,842)	(15,842)
Stock-based compensation expense				1,417		1,417
Balance at Dec. 31, 2019			$ 132	1,209,120	(24,780)	1,184,472
Balance, Shares at Dec. 31, 2019			132,015,635
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income					27,279	27,279
Dividends					(31,700)	(31,700)
Stock-based compensation expense				914		914
Balance at Mar. 31, 2020			$ 132	1,210,034	(29,201)	$ 1,180,965
Balance, Shares at Mar. 31, 2020			132,111,329
Financial Designation						Successor
Balance at Dec. 31, 2019			$ 132	1,209,120	(24,780)	$ 1,184,472
Balance, Shares at Dec. 31, 2019			132,015,635
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income						47,038
Balance at Jun. 30, 2020			$ 132	1,211,001	(33,235)	$ 1,177,898
Balance, Shares at Jun. 30, 2020			132,231,184
Financial Designation						Successor
Balance at Mar. 31, 2020			$ 132	1,210,034	(29,201)	$ 1,180,965
Balance, Shares at Mar. 31, 2020			132,111,329
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income					19,759	19,759
Dividends					(23,793)	(23,793)
Stock-based compensation expense				967		967
Balance at Jun. 30, 2020			$ 132	$ 1,211,001	$ (33,235)	$ 1,177,898
Balance, Shares at Jun. 30, 2020			132,231,184

[1]	Predecessor periods are combined as disclosed in Note 1.